Subsequent Events (Details Narrative) - USD ($)							6 Months Ended	12 Months Ended
		Dec. 23, 2020	Dec. 21, 2020	Dec. 09, 2020	Dec. 01, 2020	Apr. 28, 2020	Sep. 30, 2020	Mar. 31, 2020
Common Stock [Member]
Number of shares of common stock	[1]						400,600	2,500
Investor [Member]
Number of shares of common stock						600
Subsequent Event [Member] | Investor [Member] | Common Stock [Member]
Number of sale of shares			10,000	30,000
Sale of stock price			$ 0.50	$ 0.50
Cash consideration			$ 5,000	$ 15,000
Subsequent Event [Member] | Investor One [Member] | Common Stock [Member]
Number of sale of shares		10,000
Sale of stock price		$ 1.00
Cash consideration		$ 10,000
Subsequent Event [Member] | Investor Two [Member] | Common Stock [Member]
Number of sale of shares		100,000
Sale of stock price		$ 1.00
Cash consideration		$ 100,000
Subsequent Event [Member] | Investor Three [Member] | Common Stock [Member]
Number of sale of shares		300,000
Sale of stock price		$ 1.00
Cash consideration		$ 300,000
Subsequent Event [Member] | Employment Agreement [Member] | Chief Executive Officer [Member]
Debt term					3 years
Annual compensation					$ 150,000
Number of shares of common stock					1,000,000

[1]	Common stock adjusted to reflect 1:100 reverse stock splits effectuated on October 15, 2019 and June 30, 2020, respectively.